Discontinued Operations - Discontinued operations results of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease Revenues	$ 23,756	$ 22,022	$ 15,602
Depreciation, depletion and amortization	5,855	7,898	5,934
Operating expenses	4,134	4,285	2,136
Property taxes	2,941	2,625	2,016
Total operating profit	5,756	1,962	1,041
Interest expense	(1,054)	(3,103)	(2,741)
Income before income taxes	11,784	1,483	56,898
Provision for (benefit from) income taxes	2,962	524	7,350
Income from discontinued operations	6,856	122,129	11,003
Discontinued Operations, Disposed of by Sale [Member]
Lease Revenues	460	12,098	27,589
Depreciation, depletion and amortization	17	3,161	7,598
Operating expenses	248	1,742	3,485
Property taxes	41	1,286	3,008
Management company indirect	0	1,360	734
Corporate expenses	0	1,462	200
Total cost of operations	306	9,011	15,025
Total operating profit	154	3,087	12,564
Interest expense	0	(587)	(1,582)
Gain on sale of buildings	9,244	164,915	0
Income before income taxes	9,398	167,415	10,982
Provision for (benefit from) income taxes	2,242	45,286	(21)
Income from discontinued operations	$ 6,856	$ 122,129	$ 11,003